SUBSEQUENT EVENTS (Details Narrative) - JPY (¥)				6 Months Ended
	Jul. 16, 2026	Apr. 11, 2026	Apr. 01, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Subsequent Event [Line Items]
Gross proceeds from sale of stock
Common Stock [Member] | Hideaki Horikiri [Member]
Subsequent Event [Line Items]
Number of restricted shares issued				1,333,333
Subsequent Event [Member] | Class A Preferred Shares [Member]
Subsequent Event [Line Items]
Number of sold and issued	20,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Price per share	¥ 0.25
Gross proceeds from sale of stock	¥ 5,000,000
Subsequent Event [Member] | Common Stock [Member] | Hideaki Horikiri [Member]
Subsequent Event [Line Items]
Number of restricted shares issued		1,060,000
Hideaki Horikiri [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of restricted shares issued			4,400,000